Related Party Transactions (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Related Party Transactions [Abstract]
Contributions made to defined benefit pension plans	$ 0.6	$ 0.7	$ 1.7	$ 1.7
Contribution amount	$ 0.7	$ 0.6	$ 2.2	$ 1.7